INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
Capitalized Software Development and Other Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
a.	Intangible assets, net, are comprised of the following as of the below dates:

	December 31,
	2014	2015
Original amounts:

Capitalized Software costs	$92,259	$8,055
Customer relationship	47,048	17,523
Acquired technology	6,871	-
Patent	1,234	-
Other intangibles	6,769	3,622

	154,181	29,200
Accumulated amortization:

Capitalized Software costs	$53,744	$7,902
Customer relationship	16,390	13,160
Acquired technology	3,998	-
Patent	51	-
Other intangibles	3,128	3,218

	77,311	24,280

Total	$76,870	$4,920

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
c.	Estimated other intangible assets amortization for the years ended:

December 31,

2016	$1,889
2017	1,091
2018	882
2019	680
2020	378

Total	$4,920